    As filed with the Securities and Exchange Commission on August 22, 2001


                                               File Nos. 333-92935 and 811-09729

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [x]
                                 Post-Effective Amendment No. 14             [x]


                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]
                            Amendment No. 14


                        (Check appropriate box or boxes)

                                iShares(R) Trust
                                ----------------

               (Exact Name of Registrant as Specified in Charter)

                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                               Boston, MA  02116
                               -----------------

               (Address of Principal Executive Office)(Zip Code)

      Registrant's Telephone Number, including Area Code:  (415) 597-2000

                         The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                    (Name and Address of Agent for Service)

                                With Copies to:
         W. JOHN MCGUIRE, ESQ.            RICHARD MORRIS, ESQ.
         MORGAN, LEWIS & BOCKIUS LLP      BARCLAYS GLOBAL INVESTORS; N.A.
         1800 M STREET, N.W.              45 FREMONT STREET
         WASHINGTON, DC  20036            San Francisco, CA  94105

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to  [ ] On (date) pursuant to
   paragraph (b)                                paragraph (b)
[ ] 60 days after filing pursuant to     [ ] On (date) pursuant to paragraph
   paragraph (a)(1)                             (a)(1)

[X] 75 days after filing pursuant to     [ ] On (date) pursuant to paragraph
   paragraph (a)(2)                             (a)(2) of Rule 485

If appropriate, check the following box:

[ ] The post-effective amendment designates a new effective date for a previously filed post-effective amendment iShares iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "funds." Each fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of various securities market indices compiled by Standard & Poor's (a division of The McGraw-Hill Companies, Inc.). Barclays Global Fund Advisors is the advisor to each fund. This prospectus relates to the following new funds (each a "Fund" and collectively the "Funds"):

iShares S&P Global Consumer Discretionary Sector Index Fund

iShares S&P Global Consumer Staples Sector Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Industrials Sector Index Fund

iShares S&P Global Information Technology Sector Index Fund

iShares S&P Global Materials Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Global Utilities Sector Index Fund


The shares of iShares Trust Funds, called "iShares(R)," are listed and traded on national and foreign exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Generally, each Fund issues and redeems iShares at NAV in large blocks of 50,000 iShares or multiples thereof ("Creation Units"). These "Creation Unit" transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                           Prospectus          , 2001

Table of Contents

 Details on Investing in iShares    Overview....................................................................    3
                                     Introduction...............................................................    3
                                     Investment Objective.......................................................    3
                                     Principal Investment Strategies............................................    3
                                     Replication................................................................    4
                                     Representative Sampling....................................................    4
                                     Correlation................................................................    4
     Details on the Risks of         Industry Concentration Policy..............................................    5
       Investing in iShares          Principal Risk Factors Common to all Funds.................................    5
                                     Market Risk................................................................    5
                                     Trading Risk...............................................................    5
                                     Asset Class Risk...........................................................    5
                                     Tracking Error Risk........................................................    5
                                     Market Trading Risks.......................................................    6
                                     Passive Investments........................................................    6
                                     Lack of Governmental Insurance or Guarantee................................    6
                                     Concentration..............................................................    6
                                     Derivatives................................................................    7

   Details on Each iShares Fund     Descriptions of iShares Funds...............................................    8
                                     iShares  S&P Global Consumer Discretionary Sector Index Fund...............    9
                                     iShares  S&P Global Consumer Staples Sector Index Fund.....................   13
                                     iShares  S&P Global Energy Sector Index Fund...............................   17
                                     iShares  S&P Global Financials Sector Index Fund...........................   21
                                     iShares  S&P Global Healthcare Sector Index Fund...........................   25
                                     iShares  S&P Global Industrials Sector Index Fund..........................   29
                                     iShares  S&P Global Information Technology Sector Index Fund...............   33
                                     iShares  S&P Global Materials Sector Index Fund............................   37
                                     iShares  S&P Global Telecommunications Sector Index Fund...................   41
                                     iShares  S&P Global Utilities Sector Index Fund............................   45

                                    Management..................................................................   49
      Details on Management           Investment Advisor........................................................   49
          and Operations              Administrator, Custodian, Transfer Agent and Securities Lending Agent.....   50

                                    Shareholder Information.....................................................   50
      Details on Buying and           Buying and Selling iShares................................................   50
         Selling iShares              Book Entry................................................................   50
                                      iShare Prices.............................................................   51
                                      Determining NAV...........................................................   51
                                      Dividends and Distributions...............................................   52
                                      Taxes.....................................................................   52
                                      Creations and Redemptions.................................................   53
                                      iShares Transaction Fees..................................................   53
                                      Possible Claim............................................................   55
                                      Distribution .............................................................   55
                                      Index Providers ..........................................................   55
                                      Disclaimers ..............................................................   55

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and the Funds, in particular.

An index is a group of securities that an index provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by the following Index
Provider:

     Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community.

Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its total assets in the securities of its Underlying Index. A Fund may hold up to 10% of its total assets in securities not included in its Underlying Index. For example, BGFA may invest in securities not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). A Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

BGFA uses two basic indexing strategies -- Replication and Representative Sampling -- as described below. The Description of iShares Funds sections indicate the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error. " A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

No Fund will concentrate its investments (i.e. hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

         Although the iShares are listed for trading on the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), Chicago Board Options Exchange ("CBOE"), and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

         Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

         iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

         Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Description of iShares Funds


iShares S&P Index Fund

 .   iShares S&P Global Consumer Discretionary Sector Index Fund
 .   iShares S&P Global Consumer Staples Sector Index Fund
 .   iShares S&P Global Energy Sector Index Fund
 .   iShares S&P Global Financials Sector Index Fund
 .   iShares S&P Global Healthcare Sector Index Fund
 .   iShares S&P Global Industrials Sector Index Fund
 .   iShares S&P Global Information Technology Sector Index Fund
 .   iShares S&P Global Materials Sector Index Fund
 .   iShares S&P Global Telecommunications Sector Index Fund
 .   iShares S&P Global Utilities Sector Index Fund


"Standard & Poor's(R)", "S&P(R)", "S&P Global Consumer Discretionary Index(R)", "S&P Global Consumer Staples Index(R)", "S&P Global Energy Index(R)", "S&P Global Financials Index(R)", "S&P Global Healthcare Index(R)", "S&P Global Industrials Index(R)", "S&P Global Information Technology Index(R)", "S&P Global Materials Index(R)", "S&P Global Telecommunications Index(R)" and "S&P Global Utilities Index(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on the S&P indices are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in iShares.

iShares S&P Global Consumer Discretionary Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Consumer Discretionary Index
-----------------------------------------

Investment Objective

The iShares S&P Global Consumer Discretionary Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard and Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the consumer discretionary sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, restaurants, home construction companies, hotels, specialty retailers, footwear and textile manufacturers, and media companies, such as advertising companies entertainment and leisure companies, broadcasters and publishers. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries:
Australia, Canada, France, Germany, Great Britain, Hong Kong, Italy, Japan, Korea, Malaysia, Mexico, Netherlands, Singapore, Sweden, Switzerland, Taiwan and the United States.

Principal Risks Specific to the Fund


 .   The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .   Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .   Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .   An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

    .   Less liquid and less efficient securities markets;

    .   Greater price volatility;

    .   Exchange rate fluctuations and exchange controls;

    .   Less publicly available information about issuers;

    .   The imposition of withholding or other taxes;

    . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

    . Higher transaction and custody costs and delays in attendant settlement procedures;

    .   Difficulties in enforcing contractual obligations;

    .   Lesser levels of regulation of the securities markets;

    .   Different accounting, disclosure and reporting requirements;

    .   More substantial government involvement in the economy;

    .   Higher rates of inflation;

    . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .   The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the
          Creation Transaction Fees and Redemption Transaction
          Fees discussion below)                                            None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                   ___%
          Distribution and Service (12b-1) Fees                             None
          Other Expenses***                                                 None

     ===========================================================================
     Total Annual Fund Operating Expenses                                   ___%
     ===========================================================================

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

       **   Expressed as a percentage of average net assets.

       *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $____ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years .

*See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares  S&P Global Consumer Staples Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Consumer Staples Index
----------------------------------------------------

Investment Objective

The iShares S&P Global Consumer Staples Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the consumer staples sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include distillers and vintners, producers of soft drinks, durable an non-durable household product manufacturers, drug retailers, food retailers, other food companies, tobacco and agricultural companies. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, France, Great Britain, Japan, Mexico, Netherlands, Norway, Spain, Switzerland, Taiwan and the United States.

Principal Risks Specific to the Fund


 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .    Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .    Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .    An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

     .  Less liquid and less efficient securities markets;

     .  Greater price volatility;

     .  Exchange rate fluctuations and exchange controls;

     .  Less publicly available information about issuers;

     .  The imposition of withholding or other taxes;

     . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

     . Higher transaction and custody costs and delays in attendant settlement procedures;

     .  Difficulties in enforcing contractual obligations;

     .  Lesser levels of regulation of the securities markets;

     .  Different accounting, disclosure and reporting requirements;

     .  More substantial government involvement in the economy;

     .  Higher rates of inflation;

     . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the
          Creation Transaction Fees and Redemption Transaction
          Fees discussion below)                                            None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                   ___%
          Distribution and Service (12b-1) Fees                             None
          Other Expenses***                                                 None

     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                   ___%
     ---------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

       **   Expressed as a percentage of average net assets.

       *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Energy Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Energy Index
-----------------------------------------

Investment Objective

The iShares S&P Global Energy Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the energy sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include oil equipment and services, oil exploration and production, and oil refineries. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Great Britain, Italy, Japan, Netherlands, Norway, Spain, and the United States.

Principal Risks Specific to the Fund

 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .    Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .    Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .    An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

      .   Less liquid and less efficient securities markets;

      .   Greater price volatility;

      .   Exchange rate fluctuations and exchange controls;

      .   Less publicly available information about issuers;

      .   The imposition of withholding or other taxes;

      . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

      . Higher transaction and custody costs and delays in attendant settlement procedures;

      .   Difficulties in enforcing contractual obligations;

      .   Lesser levels of regulation of the securities markets;

      .   Different accounting, disclosure and reporting requirements;

      .   More substantial government involvement in the economy;

      .   Higher rates of inflation;

      . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .     The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the
          Creation Transaction Fees and Redemption Transaction
          Fees discussion below)                                            None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                   ___%
          Distribution and Service (12b-1) Fees                             None
          Other Expenses***                                                 None

     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                   ___%
     ---------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

       **   Expressed as a percentage of average net assets.

       *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Financials Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Financials Index
---------------------------------------------

Investment Objective

The iShares S&P Global Financials Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the financials sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. As of June 29, 2001 the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Belgium, Brazil, Canada, Denmark, France, Germany, Great Britain, Hong Kong, Ireland, Italy, Japan, Korea, Malaysia, Mexico, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and the United States.

Principal Risks Specific to the Fund


 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .    Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .    Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .    An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

     .  Less liquid and less efficient securities markets;

     .  Greater price volatility;

     .  Exchange rate fluctuations and exchange controls;

     .  Less publicly available information about issuers;

     .  The imposition of withholding or other taxes;

     . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

     . Higher transaction and custody costs and delays in attendant settlement procedures;

     .  Difficulties in enforcing contractual obligations;

     .  Lesser levels of regulation of the securities markets;

     .  Different accounting, disclosure and reporting requirements;

     .  More substantial government involvement in the economy;

     .  Higher rates of inflation;

     . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*


     Shareholder Fees
          (fees paid directly from your investment, but see the
          Creation Transaction Fees and Redemption Transaction
          Fees discussion below)                                            None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                   ___%
          Distribution and Service (12b-1) Fees                             None
          Other Expenses***                                                 None

     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                   ___%
     ---------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

       **   Expressed as a percentage of average net assets.

       *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of %____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Healthcare Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Healthcare Index
---------------------------------------------

Investment Objective

The iShares S&P Global Healthcare Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the healthcare sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Great Britain, Ireland, Japan, Switzerland and the United States.

Principal Risks Specific to the Fund

 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .    Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .    Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .    An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

     .  Less liquid and less efficient securities markets;

     .  Greater price volatility;

     .  Exchange rate fluctuations and exchange controls;

     .  Less publicly available information about issuers;

     .  The imposition of withholding or other taxes;

     . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

     . Higher transaction and custody costs and delays in attendant settlement procedures;

     .  Difficulties in enforcing contractual obligations;

     .  Lesser levels of regulation of the securities markets;

     .  Different accounting, disclosure and reporting requirements;

     .  More substantial government involvement in the economy;

     .  Higher rates of inflation;

     . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses
Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the
          Creation Transaction Fees and Redemption Transaction
          Fees discussion below)                                            None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                   ___%
          Distribution and Service (12b-1) Fees                             None
          Other Expenses***                                                 None

     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                   ___%
     ---------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

       **   Expressed as a percentage of average net assets.

       *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $___ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Industrials Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Industrials Index

--------------------------------------------------------

Investment Objective

The iShares S&P Global Industrials Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the industrials sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heave machinery, marine transportation companies, railroads, shipbuilders and trucking companies. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Austria, Brazil, Canada, Denmark, France, Germany, Great Britain, Hong Kong, Italy, Japan, Korea, Malaysia, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Switzerland, Taiwan and the United States.

Principal Risks Specific to the Fund

 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .    Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .    Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .    An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

     .   Less liquid and less efficient securities markets;

     .   Greater price volatility;

     . Exchange rate fluctuations and exchange controls; . Less publicly available information about issuers;

     .   The imposition of withholding or other taxes;

     . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

     . Higher transaction and custody costs and delays in attendant settlement procedures;

     .   Difficulties in enforcing contractual obligations;

     .   Lesser levels of regulation of the securities markets;

     .   Different accounting, disclosure and reporting requirements;

     .   More substantial government involvement in the economy;

     .   Higher rates of inflation;

     . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;


 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees

      (fees paid directly from your investment, but see the Creation Transaction
      Fees and Redemption Transaction Fees discussion below)                                   None

   Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                          ___%
      Distribution and Service (12b-1) Fees                                                    None
      Other Expenses***                                                                        None
----------------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                                        ___%
----------------------------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**  Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Information Technology Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Information Technology Index
------------------------------------------

Investment Objective

The iShares S&P Global Information Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the information technology sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries:
Canada, Finland, France, Germany, Great Britain, Japan, Korea, Netherlands, Singapore, Spain, Sweden, Taiwan and the United States.

Principal Risks Specific to the Fund


 .   The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .   Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .   Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .   An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

    . Less liquid and less efficient securities markets;

    . Greater price volatility;

    . Exchange rate fluctuations and exchange controls;

    . Less publicly available information about issuers;

    . The imposition of withholding or other taxes;

    . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

    . Higher transaction and custody costs and delays in attendant settlement procedures;

    . Difficulties in enforcing contractual obligations;

    . Lesser levels of regulation of the securities markets;

    . Different accounting, disclosure and reporting requirements;

    . More substantial government involvement in the economy;

    . Higher rates of inflation;

    . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .   The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction
      Fees and Redemption Transaction Fees discussion below)                              None

   Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                     ___%
      Distribution and Service (12b-1) Fees                                               None
      Other Expenses***                                                                   None
----------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                                   ___%
----------------------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Materials Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Materials Index
---------------------------

Investment Objective

The iShares S&P Global Materials Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the materials sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies are involved in the production of aluminum, chemicals, commodities, chemicals specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Brazil, Canada, Chile, Finland, France, Germany, Great Britain, Ireland, Japan, Korea, Mexico, Netherlands, New Zealand, Portugal, Spain, Sweden, Switzerland, Taiwan and the United States.

Principal Risks Specific to the Fund


 .   The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .   Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .   Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .   An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

    . Less liquid and less efficient securities markets;

    . Greater price volatility;

    . Exchange rate fluctuations and exchange controls;

    . Less publicly available information about issuers;

    . The imposition of withholding or other taxes;

    . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

    . Higher transaction and custody costs and delays in attendant settlement procedures;

    . Difficulties in enforcing contractual obligations;

    . Lesser levels of regulation of the securities markets;

    . Different accounting, disclosure and reporting requirements;

    . More substantial government involvement in the economy;

    . Higher rates of inflation;

    . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .   The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction
      Fees and Redemption Transaction Fees discussion below)                              None

   Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                     ___%
      Distribution and Service (12b-1) Fees                                               None
      Other Expenses***                                                                   None
----------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                                   ___%
----------------------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**  Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Telecommunications Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Telecommunications Index
---------------------------------------

Investment Objective

The iShares S&P Global Telecommunications Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the telecommunications sector. It is a subset of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include diversified communication carriers and wireless communications companies. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries:
Argentina, Australia, Brazil, Canada, Denmark, Finland, France, Germany, Great Britain, Hong Kong, Italy, Japan, Korea, Mexico, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland and the United States.

Principal Risks Specific to the Fund


 .   The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .   Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .   Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .   An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

     .  Less liquid and less efficient securities markets;

     .  Greater price volatility;

     .  Exchange rate fluctuations and exchange controls;

     .  Less publicly available information about issuers;

     .  The imposition of withholding or other taxes;

     . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

     . Higher transaction and custody costs and delays in attendant settlement procedures;

     .  Difficulties in enforcing contractual obligations;

     .  Lesser levels of regulation of the securities markets;

     .  Different accounting, disclosure and reporting requirements;

     .  More substantial government involvement in the economy;

     .  Higher rates of inflation;

     . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the Creation
          Transaction Fees and Redemption Transaction Fees discussion below)   None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                      ____%
          Distribution and Service (12b-1) Fees                                None
          Other Expenses***                                                    None
     -------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                      ____%
     -------------------------------------------------------------------------------

           * You will incur customary brokerage commissions when buying or selling shares of the Fund.

          **  Expressed as a percentage of average net assets.

         *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, . $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Utilities Sector Index Fund

CUSIP: _____________
[Listing Exchange] Trading Symbol: _____________
Underlying Index: S&P Global Utilities Index
--------------------------------------------

Investment Objective

The iShares S&P Global Utilities Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of large companies that are of major importance in the global markets and only includes companies in the utilities sector of the S&P Global 1200 Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include electric utilities, gas utilities and water utilities. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Belgium, Brazil, Canada, Chile, France, Germany, Great Britain, Hong Kong, Italy, Japan, Korea, Malaysia, Portugal, Spain and the United States.

Principal Risks Specific to the Fund


 .   The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .   Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .   Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

 .   An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by such factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

    . Less liquid and less efficient securities markets;

    . Greater price volatility;

    . Exchange rate fluctuations and exchange controls;

    . Less publicly available information about issuers;

    . The imposition of withholding or other taxes;

    . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

    . Higher transaction and custody costs and delays in attendant settlement procedures;

    . Difficulties in enforcing contractual obligations;

    . Lesser levels of regulation of the securities markets;

    . Different accounting, disclosure and reporting requirements;

    . More substantial government involvement in the economy;

    . Higher rates of inflation;

    . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

 .   The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the Creation
          Transaction Fees and Redemption Transaction Fees discussion below)   None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                      ____%
          Distribution and Service (12b-1) Fees                                None
          Other Expenses***                                                    None
     -------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                      ____%
     -------------------------------------------------------------------------------

           * You will incur customary brokerage commissions when buying or selling shares of the Fund.

          **  Expressed as a percentage of average net assets.

         *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

     1 Year              3 Years            5 Years           10 Years
--------------------------------------------------------------------------------
       $---                $----              $----              $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _________, 2001 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $_____on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_____and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, $_______ if the Creation Unit is redeemed after three years, $_______ if the Creation Unit is redeemed after five years and $_______ if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from the Fund based on rates of the Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                                    Management Fee
------------------                                                    --------------
iShares S&P Global Consumer Discretionary Sector Index Fund                 __%
iShares S&P Global Consumer Staples Sector Index Fund                       __%
iShares S&P Global Energy Sector Index Fund                                 __%
iShares S&P Global Financials Sector Index Fund                             __%
iShares S&P Global Healthcare Sector Index Fund                             __%
iShares S&P Global Industrials Sector Index Fund                            __%
iShares S&P Global Information Technology Sector Index Fund                 __%
iShares S&P Global Materials Sector Index Fund                              __%
iShares S&P Global Telecommunications Sector Index Fund                     __%
iShares S&P Global Utilities Sector Index Fund                              __%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of _____, 2001, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $_____ . BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds' portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on an auction or negotiated market on the Listing Exchange during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares generally trade on a Listing Exchange until 4:15 (Eastern Time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Funds may invest in shares of money market funds affiliated with BGFA.


Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on the Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In addition, in the case of a Fund that invests in securities that primarily trade on a foreign exchange, since such foreign exchange may be open on days when the Fund or a Listing Exchange is closed, shareholders may not be able to purchase or redeem iShares from the Fund or buy or sell iShares on the Listing Exchange on days when the NAV of the Fund is significantly affected by events in foreign markets.

The approximate value of iShares of each Fund will be disseminated by the Listing Exchange (except the iShares S&P Europe 350 Index Fund, iShares S&P/TSE 60 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P International 700 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares MSCI EAFE Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Information Technology Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, and iShares S&P Global Utilities Sector Index Fund) every fifteen seconds. The approximate values of iShares of the iShares S&P Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100 Index Fund, the iShares S&P International 700 Index Fund, iShares S&P Latin America 40, iShares S&P/TOPIX 150, iShares MSCI EAFE Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Information Technology Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, and iShares S&P Global Utilities Sector Index Fund will be provided on a similar basis by Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining NAV

Investors Bank calculates the Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. All the Funds distribute their net capital gains, if any, to investors annually.


Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

 .   The Fund makes distributions, and
 .   You sell iShares.


Taxes on Distributions. Dividends from net investment income, if any, are declared and paid at least annually by each equity index fund and quarterly by each fixed income index fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Dividends and interest received by each Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the iShares S&P Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100 Index Fund, the iShares S&P International 700 Index Fund, the iShares S&P Latin America 40 Index Fund, the iShares S&P/TOPIX 150 Index Fund, iShares MSCI EAFE Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Information Technology Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, and iShares S&P Global Utilities Sector Index Fund will almost certainly consist of foreign securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Taxes when iShares are Sold. Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.


Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at their NAV by market makers, large investors and institutions in block-size Creation Units of 50,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Co., the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of creation units, generally 50,000 iShares.

Similarly, iShares can only be redeemed in Creation Units, of a specified number of Creation Units, generally 50,000 iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations ("Participant Agreement"). Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.


iShares Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions (i) for domestic Funds made through DTC and (ii) for all Funds made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of _______, 2001, the approximate cost of one Creation Unit, including the creation transaction fee.

                                                  Approximate           Standard                  Maximum
                                                   Value of a           Creation/                Creation/
                                                   Creation            Redemption                Redemption
                                                    Unit              Transaction               Transaction
Name of Fund                                       as of                 Fee                        Fee
------------                                       -----                 ---                        ---
iShares S&P Global Consumer Discretionary
Sector Index Fund
iShares S&P Global Consumer Staples Sector
Index Fund
iShares S&P Global Energy Sector Index Fund
iShares S&P Global Financials Sector Index
Fund
iShares S&P Global Healthcare Sector Index
Fund
iShares S&P Global Industrials Sector Index
Fund
iShares S&P Global Information Technology
Sector Index Fund
iShares S&P Global Materials Sector Index Fund
iShares S&P Global Telecommunications Sector
Index Fund
iShares S&P Global Utilities Sector Index Fund

Possible Claim

A United States patent holder has notified the Trust that it believes that the manner of the Trust's operation results in the Trust, possibly in conjunction with others, engaging in acts of infringement of such patent and has suggested that the Trust, or one or more of its service providers, enter into a license agreement with it and pay it substantial fees. Payment of such fees by the Trust could materially adversely affect the expense ratios of the Funds. In August 2000 the AMEX commenced an action seeking a declaratory judgment that its activities with respect to exchange traded funds, including the Trust, do not infringe the patentholder's patents. The patentholder has counterclaimed alleging that such activities infringe its patent. The Trust is not a party to this action. The Trust believes it has a valid defense to any potential patent infringement claim by the patent-holder.

Distribution

SEI Investments Distribution Co. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.


Index Providers

Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) is the Index Provider for the S&P Global Consumer Discretionary Index, S&P Global Consumer Staples Index, S&P Global Energy Index, S&P Global Financials Index, S&P Global Healthcare Index, S&P Global Industrials Index, S&P Global Information Technology Index, S&P Global Materials Index, S&P Global Telecommunications Index and the S&P Global Utilities Index. The Index Provider is not affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor, or the Listing Exchanges.


Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global Consumer Discretionary Index, S&P Global Consumer Staples Index, S&P Global Energy Index, S&P Global Financials Index, S&P Global Healthcare Index, S&P Global Industrials Index, S&P Global Information Technology Index, S&P Global Materials Index, S&P Global Telecommunications Index and the S&P Global Utilities Index. Company additions to and deletions from S&P equity indices do not in any way reflect an opinion on the investment merits of the company.

BGI has entered into a license agreement with the Index Provider to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the iShares Trust at no charge.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly or the ability of the S&P Indices to track general stock market performance. S&P's only relationship to BGI or BGFA is the licensing of certain trademarks and trade names of S&P and of the S&P Indices that are determined, composed and calculated by S&P without regard to BGI, BGFA or the Trust. S&P has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares or in the determination of any financial calculations relating thereto. S&P has no obligation or liability in connection with the administration of the Trust, marketing, or trading of the iShares. S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by S&P without regard to the iShares of any Fund. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The Listing Exchange has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of the Underlying Indices or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Copies of the Prospectus can be found on our website at www.iShares.com. For
                                                        ----------------
more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:

         Call:    1-800-iShares
                  Monday through Friday
                  8:00 a.m. to 8:00 p.m. (Eastern time)

         Write:   iShares Trust
                  c/o SEI Investments Distribution Co.
                  1 Freedom Valley Drive
                  Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The iShares Trust's registration number under the Investment Company Act of 1940 is 811-09729.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729 iShares Trust
Statement of Additional Information for

iShares S&P Global Consumer Discretionary Sector Index Fund iShares S&P Global Consumer Staples Sector Index Fund iShares S&P Global Energy Sector Index Fund iShares S&P Global Financials Sector Index Fund iShares S&P Global Healthcare Sector Index Fund iShares S&P Global Industrials Sector Index Fund iShares S&P Global Information Technology Sector Index Fund iShares S&P Global Materials Sector Index Fund iShares S&P Global Telecommunications Sector Index Fund iShares S&P Global Utilities Sector Index Fund


Dated ___________ , 2001

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated ______________, 2001 (the "Prospectus") for the iShares Trust (the "Trust") for the funds listed above, as such Prospectus may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.ishares.com.

Table of Contents

General Description of the Trust and its Funds.................................................................   3

Exchange Listing and Trading...................................................................................   5

Investment Strategies and Risks................................................................................   6

Construction and Maintenance Standards for the Underlying Indices..............................................  13

The S&P Indices Generally......................................................................................  13
Selection Criteria.............................................................................................  13

S&P Global Consumer Discretionary Index........................................................................  14
S&P Global Consumer Staples Index..............................................................................  14
S&P Global Energy Index........................................................................................  15
S&P Global Financials Index....................................................................................  15
S&P Global Healthcare Index....................................................................................  15
S&P Global Industrials Index...................................................................................  15
S&P Global Information Technology Index........................................................................  16
S&P Global Materials Index.....................................................................................  16
S&P Global Telecommunications Index............................................................................  16
S&P Global Utilities Index.....................................................................................  16

Investment Limitations.........................................................................................  17

Continuous Offering............................................................................................  18

Management.....................................................................................................  19

Brokerage Transactions.........................................................................................  23

Additional Information Concerning  the Trust...................................................................  24

Creation and Redemption of Creation  Unit Aggregations.........................................................  26

Foreign Market Hours...........................................................................................  35
Settlement Periods Greater than Seven Days for Year 2000.......................................................  38

Taxes..........................................................................................................  41

Determination of NAV...........................................................................................  43

Dividends and Distributions....................................................................................  44

Performance and Other Information..............................................................................  45

Miscellaneous Information......................................................................................  46

General Description of the Trust
and its Funds

The Trust currently consists of over 50 investment portfolios. The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates to the following funds (each a "Fund" and collectively the "Funds"):

iShares S&P Global Consumer Discretionary Sector Index Fund

iShares S&P Global Consumer Staples Sector Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Industrials Sector Index Fund

iShares S&P Global Information Technology Sector Index Fund

iShares S&P Global Materials Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Global Utilities Sector Index Fund

The shares of each iShares Trust Fund are referred to herein as "iShares".

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA").

Each Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the Prospectus are listed and traded on national securities exchanges and on certain non-U.S. Exchanges (a "Listing Exchange"). The American Stock Exchange ("AMEX"), Chicago Board Options Exchange ("CBOE"), the New York Stock Exchange, Inc. (the "NYSE"), the Stock Exchange of Hong Kong ("SEHK") and the Singapore Exchange ("SGX") are each referred to herein as a Listing Exchange. iShares currently trade on a Listing Exchange and other exchanges at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically a specified number of iShares, generally 50,000.

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The following table sets forth the ratio of NAV to the Underlying Index's value as of each Fund's inception date.

                                                                  Ratio of
                                                                  NAV/Index
                                                                  Value by
iShares Index Fund                                                  Fund
-------------------------------------------------------------     ---------
iShares S&P Global Consumer Discretionary Sector Index Fund iShares S&P Global Consumer Staples Sector Index Fund iShares S&P Global Energy Sector Index Fund iShares S&P Global Financials Sector Index Fund iShares S&P Global Healthcare Sector Index Fund iShares S&P Global Industrials Sector Index Fund iShares S&P Global Information Technology Sector Index Fund iShares S&P Global Materials Sector Index Fund iShares S&P Global Telecommunications Sector Index Fund iShares S&P Global Utilities Sector Index Fund

The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund. However, the ratio of a Fund's NAV to its Underlying Index would change in such instance.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing in common stocks that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Some Funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

     Funds that Use Replication       Funds that Use Representative Sampling
-----------------------------------   --------------------------------------------------------------
                                      iShares S&P Global Consumer Discretionary Sector Index Fund
                                      iShares S&P Global Consumer Staples Sector Index Fund
                                      iShares S&P Global Energy Sector Index Fund
                                      iShares S&P Global Financials Sector Index Fund
                                      iShares S&P Global Healthcare Sector Index Fund
                                      iShares S&P Global Industrials Sector Index Fund
                                      iShares S&P Global Information Technology Sector Index Fund
                                      iShares S&P Global Materials Sector Index Fund
                                      iShares S&P Global Telecommunications Sector Index Fund
                                      iShares S&P Global Utilities Sector Index Fund


At least 90% of each Fund's total assets will be invested in securities in its Underlying Index. A Fund may also invest up to 10% of its total assets in futures, options and swap contracts (in each case related to the Underlying Index and its component securities), cash and cash equivalents, as well as in securities not included in its Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which a Fund would hold securities not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), a Fund may hold securities that are announced as additions to the Underlying Index prior to their actual date of inclusion in such index. Second, a Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate action and reconstitutions. Third, a Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the securities outside the Underlying Index will be securities in the relevant market, market segment, market sector or group of industries tracked by such Index.

Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

          Diversified Funds                  Non-Diversified Funds
----------------------------------  -----------------------------------------------------------
                                    iShares S&P Global Consumer Discretionary Sector Index Fund
                                    iShares S&P Global Consumer Staples Sector Index Fund
                                    iShares S&P Global Energy Sector Index Fund
                                    iShares S&P Global Financials Sector Index Fund
                                    iShares S&P Global Healthcare Sector Index Fund
                                    iShares S&P Global Industrials Sector Index Fund
                                    iShares S&P Global Information Technology Sector Index Fund
                                    iShares S&P Global Materials Sector Index Fund
                                    iShares S&P Global Telecommunications Sector Index Fund
                                    iShares S&P Global Utilities Sector Index Fund

 With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its assets in securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the Fund's assets may be invested in any manner.

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A non-diversified Fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of such Fund. The securities of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such a Fund and, consequently, its investment portfolio. This may adversely affect its performance or subject its iShares to greater price volatility than that experienced by more diversified investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Investors Bank and Trust serves as the lending agent for the Funds and as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 30% of a Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA has filed an application to receive an exemptive order from the SEC to permit the funds which it manages, including the funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the funds would be permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes, provided that BGFA and any of its affiliates waive management fees and other expense with respect to fund assets invested therein.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Indices. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indices may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. Each Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such Fund.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, each Fund will not purchase options to the extent that more than 5% of the value of such Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Indices are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's iShares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor -- e.g. a Fund may not receive the net amount of payments that it contractually is entitled to receive.

Construction and Maintenance Standards for the Underlying Indices

Index Dissemination. Bloomberg disseminates every fifteen seconds the approximate value of the iShares Fund. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of a Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Brief descriptions of the Underlying Index on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The S&P Indices Generally

Component Selection Criteria for Domestic Indices. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indices. Companies selected for the indices represent a broad range of industry segments within the U.S. economy. The starting universe, all U.S. publicly traded companies, is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts and REITs. The following criteria are then analyzed to determine a company's eligibility for inclusion in the indices. Ownership of a company's outstanding common shares is analyzed in order to screen out closely held companies. The trading volume of a company's stock is analyzed to ensure ample liquidity and efficient share pricing. Both the financial and operating condition of a company also are analyzed.

Component Selection Criteria for International Indices. Where there may be multiple classes of a particular equity, all classes are deemed eligible if they met the criteria for size, liquidity and sector representation and fundamentals. The securities in the universe are ranked according to GICS. Generally, S&P observes a prospective constituent's liquidity over a period of at least 6 months before consideration for inclusion. However, it is recognized that there may be extraordinary situations when companies should be added immediately (e.g. certain privatizations). When a particular company dominates its home market, it may be excluded from a regional index if analysis of the sectors at the regional level reveals that this security is not as liquid as those of similar companies in other countries.

Issue Changes. General oversight responsibility for the S&P Indices, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component indices, including additions and deletions to these indices, is the responsibility of separate regional index committees composed of Standard & Poor's staff specialized in the various regional equity markets. In two cases, regional committees include non-Standard & Poor's staff as minority members. In Canada, the S&P/TSE 60 is maintained with the assistance of the Toronto Stock Exchange; in Japan, the S&P/TOPIX 150 is maintained with the assistance of the Tokyo Stock Exchange. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter.

A Company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents. In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Once a year, the float adjustments will be reviewed. Each company's financial statements will be used to update the major shareholders' ownership. However, any Investable Weight Factor (IWF) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action.( i.e., privatization, merger, takeover, or share offering).

Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiry of futures contracts). Implementation of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September and December. Generally, index changes, due to rebalancing, are announced 2 days before the effective date by way of a news release posted on www.spglobal.com.


S&P Global Consumer Discretionary Index
Number of Components: approximately 190

Index Description. The Standard & Poor's Global Consumer Discretionary Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Consumer Discretionary sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Consumer Discretionary Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Canada, France, Germany, Great Britain, Hong Kong, Italy, Japan, Korea, Malaysia, Mexico, Netherlands, Singapore, Sweden, Switzerland, Taiwan and the United States.

S&P Global Consumer Staples Index
Number of Components: approximately 86

Index Description. The Standard & Poor's Global Consumer Staples Sector Index is designed to measure the performance of companies that are of major importance in the global markets and only includes companies in the Consumer Staples sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Consumer Staples Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, France, Great Britain, Japan, Mexico, Netherlands, Norway, Spain, Switzerland, Taiwan and the United States.

S&P Global Energy Index
Number of Components: approximately 51

Index Description. The Standard & Poor's Global Energy Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Energy sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Energy Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Great Britain, Italy, Japan, Netherlands, Norway, Spain, and the United States.

S&P Global Financials Index
Number of Components: approximately 211

Index Description. The Standard & Poor's Global Financials Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Financials sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Financials Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001 the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Belgium, Brazil, Canada, Denmark, France, Germany, Great Britain, Hong Kong, Ireland, Italy, Japan, Korea, Malaysia, Mexico, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and the United States.

S&P Global Healthcare Index
Number of Components: approximately 66

Index Description. The Standard & Poor's Global Healthcare Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Healthcare sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Healthcare Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Great Britain, Ireland, Japan, Switzerland and the United States.

S&P Global Industrials Index
Number of Components: approximately 190

Index Description. The Standard & Poor's Global Industrials Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Industrials sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Industrials Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Austria, Brazil, Canada, Denmark, France, Germany, Great Britain, Hong Kong, Italy, Japan, Korea, Malaysia, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Switzerland, Taiwan and the United States.

S&P Global Information Technology Index
Number of Components: approximately 138

Index Description. The Standard & Poor's Global Information Technology Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Information Technology sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Information Technology Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Great Britain, Japan, Korea, Netherlands, Singapore, Spain, Sweden, Taiwan and the United States.

S&P Global Materials Index
Number of Components: approximately 124

Index Description. The Standard & Poor's Global Materials Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Materials sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Materials Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Brazil, Canada, Chile, Finland, France, Germany, Great Britain, Ireland, Japan, Korea, Mexico, Netherlands, New Zealand, Portugal, Spain, Sweden, Switzerland, Taiwan and the United States.

S&P Global Telecommunications Index
Number of Components: approximately 51

Index Description. The Standard & Poor's Global Telecommunications Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Telecommunications sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Telecommunications Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Brazil, Canada, Denmark, Finland, France, Germany, Great Britain, Hong Kong, Italy, Japan, Korea, Mexico, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland and the United States.

S&P Global Utilities Index
Number of Components: approximately 84

Index Description. The Standard & Poor's Global Utilities Sector Index is designed to measure the performance of large companies that are of major importance in the global markets and only includes companies in the Utilities sector included in the S&P Global 1200. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Utilities Sector Index is a subset of the S&P Global 1200 Index and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US$ billion. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of June 29, 2001, the Index was comprised of stocks of companies in the following countries: Belgium,

Brazil, Canada, Chile, France, Germany, Great Britain, Hong Kong, Italy, Japan, Korea, Malaysia, Portugal, Spain and the United States.

Investment Limitations

The Board has adopted as fundamental policies each Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

     .  The frequency of trades and quotes for the security;

     . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

     .  Dealer undertakings to make a market in the security; and

     . The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.


Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a Prospectus. This is because the Prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a Prospectus-delivery obligation with respect to iShares are reminded that, under Securities Act Rule 153, a Prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Prospectus is available at the Listing Exchange upon request. The Prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. The Board currently consists of three (3) Trustees. The Trustee denoted with an asterisk (*) is deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Funds.

                                                                      Principal occupations and affiliations
Name (age) Address                       Position                                  during the past five years
------------------------------------     ------------------    ----------------------------------------------
*Nathan Most (87)                        Trustee,              President & Chairman of the Board,
PO Box 193                               President,            iShares, Inc. (formerly known as WEBS Index Fund,
Burlingame, CA 94011-0193                Treasurer,            Inc.) (Since 1996)
                                         Principal             Consultant to Barclays Global Investors,
                                         Financial Officer     American Stock Exchange and the
                                                               Hong Kong Stock Exchange
                                                               Formerly Senior Vice President
                                                               American Stock Exchange (New Product
                                                               Development) (1976-1996)
                                                               Formerly President and Chairman of the
                                                               Board, Pacific Commodities Exchange
                                                               (1973-1976)

Richard K. Lyons (39)                    Trustee               Professor, University of California,
350 Barrows Hall                                               Berkeley: Haas School of Business
Haas School of Business                                        (Since 1993)
UC Berkeley                                                    Professor, Columbia University: School
Berkeley, CA 94720                                             of Business & School of International
                                                               Affairs (1987--1993)
                                                               Member, Council on Foreign Relations
                                                               Consultant: IMF World Bank, Federal
                                                               Reserve Bank, European Commission
                                                               and United Nations
                                                               Board of Directors: Matthews
                                                               International Funds

George G.C. Parker (60)                  Trustee               Associate Dean for Academic Affairs,
Graduate School of Business,                                   Director of MBA Program, Professor,
Stanford University                                            Stanford University: Graduate School of
521 Memorial Way,                                              Business (Since 1988)
Room K301                                                      Formerly, Director Executive Education,
Stanford, CA 94305                                             Stanford Business School (1979-1988)
                                                               Board of Directors: Affinity Group,
                                                               Bailard, Biehl and Kaiser, Inc., California
                                                               Casualty Group of Insurance Companies,
                                                               Continental Airlines, Inc., Community
                                                               First Financial Group, Dresdner/RCM
                                                               Mutual Funds, H. Warshow & Sons, Inc.

Donna M. McCarthy (34)                   Assistant             Unit Director, (formerly Director), Mutual
Investors Bank and Trust Company         Treasurer             Fund Administration, Investors Bank
200 Clarendon Street                                           and Trust Company Formerly, Manager,
Boston, MA 02116                                               Business Assurance Group, Coopers &
                                                               Lybrand (1988-1994)


                                                               Principal occupations and affiliations
Name (age) Address                       Position                          during the past five years
--------------------------------         ----------------      --------------------------------------
Jeffrey J. Gaboury (32)                  Assistant             Manager, Mutual Fund Administration,
Investors Bank and Trust Company         Treasurer             Reporting and Compliance, Investors
200 Clarendon Street                                           Bank and Trust Company (since 1996)
Boston, MA 02116                                               Formerly, Assistant Manager, Fund
                                                               Compliance, Scudder, Stevens & Clark
                                                               (1992-1996)

Susan C. Mosher (46)                     Secretary             Director & Senior Counsel, Mutual Fund
Investors Bank and Trust Company                               Administration, Investors Bank and
200 Clarendon Street                                           Trust Company (since 1995)
Boston, MA 02116                                               Formerly, Associate Counsel, 440
                                                               Financial Group (1992-1995)

Sandra I. Madden (34)                    Assistant             Associate Counsel, Mutual Fund
Investors Bank and Trust Company         Secretary             Administration, Investors Bank and
200 Clarendon Street                                           Trust Company (since 1999)
Boston, MA 02116                                               Formerly, Associate, Scudder Kemper
                                                               Investments, Inc. (1996-1999)

*    Mr. Most is deemed to be an "interested person" (as defined in the 1940
Act) of the Trust and the funds.

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $50,000 plus a per meeting fee of $500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation aid to each Trustee for the fiscal year ended March 31, 2001:


                                  Aggregate          Pension or
                                  Estimated          Retirement                               Total Estimated
                                Compensation      Benefits Accrued      Estimated Annual        Compensation
                                  from the        As Part of Trust       Benefits Upon         from the Trust
Name of Trustee                     Trust              Expenses             Retirement        and Fund Complex
---------------------------   --------------      ----------------      ----------------      ----------------
Nathan Most                        $54,000        Not Applicable.       Not Applicable.            $123,500*
Thomas E. Flanigan**               $54,000        Not Applicable.       Not Applicable.              $54,000
Richard K. Lyons                   $54,000        Not Applicable.       Not Applicable.              $54,000
George G. C. Parker                $54,000        Not Applicable.       Not Applicable.              $54,000

* Mr. Most also serves on the Board of iShares, Inc., an investment company with 28 investment portfolios also advised by BGFA.
**   Thomas E. Flanigan resigned from the Board of Trustees on November 15,
     2000.

As of the date of this Statement of Additional Information, the Trust has been organized for less than one full calendar year and therefore does not report the total remuneration for the preceding fiscal year.

No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA will be paid a management fee equal to each Fund's allocable portion of the percentage listed below of such Fund's aggregate net assets.

                                                                                              Management
iShares Index Fund                                                                                Fee
--------------------------------------------------------------------------------              ----------
iShares S&P Global Consumer Discretionary Sector Index Fund                                       ___%
iShares S&P Global Consumer Staples Sector Index Fund                                             ___%
iShares S&P Global Energy Sector Index Fund                                                       ___%
iShares S&P Global Financials Sector Index Fund                                                   ___%
iShares S&P Global Healthcare Sector Index Fund                                                   ___%
iShares S&P Global Industrials Sector Index Fund                                                  ___%
iShares S&P Global Information Technology Sector Index Fund                                       ___%
iShares S&P Global Materials Sector Index Fund                                                    ___%
iShares S&P Global Telecommunications Sector Index Fund                                           ___%
iShares S&P Global Utilities Sector Index Fund                                                    ___%

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI"), and BGFA from controlling, or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment advisor, administrator, transfer agent, or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. Investors Bank & Trust Co. ("Investors Bank") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, Investors Bank acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

Distributor. SEI Investments Distribution Co. is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of iShares.

Index Providers. Each Fund will be based upon the S&P Global Consumer Discretionary Index, S&P Global Consumer Staples Index, S&P Global Energy Index, S&P Global Financials Index, S&P Global Healthcare Index, S&P Global Industrials Index, S&P Global Information Technology Index, S&P Global Materials Index, S&P Global Telecommunications Index and the S&P Global Utilities Index. These indices are compiled by Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) which is not affiliated with a Fund or with BGI or its affiliates. Each Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with Standard and Poor's. BGI has provided the sub-licenses without charge to any Fund.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

It is expected that the Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under ____%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Capital Stock. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 50 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.

Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund's Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount". The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each such Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Securities of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create iShares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares S&P 350 Europe Index Fund, iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100 Index Fund, iShares S&P International 700 Index Fund, iShares S&P Latin America Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Latin America 40, iShares S&P/TOPIX 150, iShares MSCI EAFE Index Fund and the S&P Global sectors, is hereinafter referred to as a "Domestic Fund" and the iShares S&P Europe 350 Index Fund, iShares S&P/TSE 60 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P International 700 Index Fund, iShares S&P Latin America Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Latin America 40, iShares S&P/TOPIX 150, iShares MSCI EAFE Index Fund and the S&P Global sectors is hereinafter referred to as a "Foreign Fund". Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:15 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for Domestic Funds Using Clearing Process, the Placement of Creation Orders for Domestic Funds Outside Clearing Process and the Placement of Creation Orders for Foreign Funds sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the NYSE. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through IBT to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to affect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the second Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to IBT through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by IBT no later than 11:00 a.m., Eastern time, on the second Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if IBT does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. on the second Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit as the time of creation.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time, on such date and federal funds in the appropriate amount are deposited with IBT by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 11:00 a.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by IBT or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. Instead, to initiate an order for a Creation Unit Aggregation of a particular Fund, the Authorized Participant must give notice to the Distributor of its intent to submit such an order to purchase not later than 4:00 p.m., Eastern Time on the relevant Business Day. The Distributor shall cause BGFA and IBT to be informed of such advice. IBT will then provide such information to the appropriate sub-custodian(s). For each Fund, IBT shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Following the notice of intention, an irrevocable order to purchase Creation Unit Aggregations, in the form required by the Trust, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the NYSE on the relevant Business Day. However when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 125% of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by IBT, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, IBT, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, IBT or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, IBT, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a single purchaser on the same day. Purchasers of Creation

Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for each of the Funds.

                                                                                     Standard       Maximum
                                                                                     Creation      Creation
                                                                                   Transaction    Transaction
Name of Fund                                                                           Fee           Fee*
-----------------------------------------------------------------------            -----------    -----------
iShares S&P Global Consumer Discretionary Sector Index Fund
iShares S&P Global Consumer Staples Sector Index Fund
iShares S&P Global Energy Sector Index Fund
iShares S&P Global Financials Sector Index Fund
iShares S&P Global Healthcare Sector Index Fund
iShares S&P Global Industrials Sector Index Fund
iShares S&P Global Information Technology Sector Index Fund
iShares S&P Global Materials Sector Index Fund
iShares S&P Global Telecommunications Sector Index Fund
iShares S&P Global Utilities Sector Index Fund

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through IBT and only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, (i) through the NSCC for Domestic Funds, and
(ii) through the Distributor, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the redemption transaction fee for each of the Funds.

                                                                                       Standard       Maximum
                                                                                      Redemption    Redemption
                                                                                      Transaction   Transaction
Name of Fund                                                                              Fee*         Fee*
--------------------------------------------------------------------------------      -----------   -----------
iShares S&P Global Consumer Discretionary Sector Index Fund
iShares S&P Global Consumer Staples Sector Index Fund
iShares S&P Global Energy Sector Index Fund
iShares S&P Global Financials Sector Index Fund
iShares S&P Global Healthcare Sector Index Fund
iShares S&P Global Industrials Sector Index Fund
iShares S&P Global Information Technology Sector Index Fund
iShares S&P Global Materials Sector Index Fund
iShares S&P Global Telecommunications Sector Index Fund
iShares S&P Global Utilities Sector Index Fund

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Placement of Redemption Orders for Domestic Funds Using Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to IBT no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to IBT no later than the DTC Cut-Off time; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of iShares of Foreign Funds, a redeeming Beneficial Owner or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the NYSE on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 125% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by IBT and marked to market daily, and that the fees of IBT and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by IBT according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to IBT by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to IBT prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by IBT on such Transmittal Date. If, however, a redemption order is submitted to IBT by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the iShares of the relevant Fund are delivered through DTC to IBT by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the NYSE is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell iShares of such Foreign Fund on the AMEX or the CBOE, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

Foreign Market Hours

Argentina
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 5:00 p.m. Screened based system (SINAC)
Open Outcry -1:00 p.m. to 5:00 p.m.

Australia
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 4:00 p.m. Closing Single Price Auction-4:00 p.m. to 4:05 p.m.
Late trading daily-4:05p.m. to 7:00p.m.

Austria
Primary Exchange Trading Hours - Monday through Friday, 9:16 a.m. to 3:00 p.m. Electronic Quote Delivery Service
(EQOS)/9:30a.m. to 3:00 p.m. (Other trading)

Belgium
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 4:45 p.m.

Brazil
Primary Exchange Trading Hours - Monday through Friday, 11:30 a.m. to 1:00 p.m.; 2:30 p.m. to 6:00 p.m.

Canada
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 4:00 p.m.

Chile
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 5:30 p.m.

Denmark
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 5:00 p.m.

Finland
Primary Exchange Trading Hours-Monday through Friday 10:30 a.m. to 5:30 p.m. -Continuous trading (Preceded by a 10 min pre-matching period)

France
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 10:00 a.m. (Pre-market) 10:00a.m. to 5:05
p.m.

Germany
Primary Exchange Trading Hours-Monday through Friday, 8:30 a.m. to 5:00 p.m.

Greece
Primary Exchange Trading Hours-Monday through Friday, 10:45 a.m. to 1:30 p.m./(pre-trading 10:15 a.m. to 10:45 a.m.)

Hong Kong
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 12:30 p.m./2:30 p.m. to 4:00 p.m.

Indonesia
Primary Exchange Trading Hours - Monday through Thursday, 9:30 a.m. to
12:00 p.m./ 1:30 p.m. to 4:00 p.m.
                                 Friday 9:30 a.m. to 11:30 a.m./ 2:00 p.m. to
4:00 p.m.

Ireland
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 5:30 p.m.

Italy
Primary Exchange Trading Hours - Monday through Friday, 8:00 a.m. to 9:30 a.m. (Pre-open)/9:30 a.m. -to 5:45 p.m. (Trading)

Japan
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 11:00a.m. 12:30 p.m. to 3:00 p.m. (Osaka has a 10min pre & post session)

Malaysia
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 12:30 p.m./ 2:30 p.m. to 5:00 p.m.

Mexico
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 3:00 p.m.

Netherlands
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 4:30 p.m.

New Zealand
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 9:30 a.m. (pre-market) 9:30 a.m. to 3:30 p.m.

Norway
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 4:00 p.m. (with 1/2 hour, pre-market matching session)

Philippines
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 12:00 p.m. There is a 10-minute extension at the close.

Portugal
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 4:30 p.m.

Singapore
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 12:30 p.m./2:00 p.m. to 5:00 p.m

South Africa
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 1:00 p.m./ 2:00 p.m. to 4:30 p.m.

South Korea
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 12:00 p.m. / 1:00 p.m. to 3:00 p.m. After-hours session 3:10 p.m. to 3:40 p.m.

Spain
Primary Exchange Trading Hours - Monday through Friday, 9:00a.m. to 10:00a.m. (Pre-opening) 10:00 a.m. to 5:00 p.m. (Trading)

Sweden
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 5:00 p.m.

Switzerland
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 5:00 p.m.

Taiwan
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 12:00 p.m. Saturday, 9:00 a.m. to 11:00 a.m. (closed 2nd & 4th Saturday of each month)

Thailand
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 12:30 p.m./2:30 p.m. to 4:30 p.m.

United Kingdom
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 4:30 p.m.

United States
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 4:00 p.m. (NASDAQ)
9:30 a.m. to 4:00 p.m. (NYSE)

Venezuela
Primary Exchange Trading Hours - Monday through Friday, 9:45 a.m. to 2:00 p.m.

Regular Holidays. The dates in calendar year 2001 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina                                            France
     Jan 1            May 1        Aug 20                 Jan 1         May 24      Nov 1
     Apr 2            May 25       Oct 15                 Apr 16        Jun 4       Nov 11
     Apr 12           Jun 18       Dec 25                 May 1         Jul 14      Dec 25
     Apr 13           Jul 9        Dec 31                 May 8         Aug 15

Australia                                            Germany
     Jan 1            Apr 25       Dec 25                 Jan 1         May 24      Dec 24
     Jan 26           Jun 11       Dec 26                 Apr 13        Jun 4       Dec 25
     Apr 13           Aug 6                               Apr 16        Jun 14      Dec 26
     Apr 16           Oct 1                               May 1         Oct 3       Dec 31

Austria                                              Greece
     Jan 1            May 24       Nov 1                  Jan 1         Apr 13      Aug 15
     Jan 6            Jun 4        Dec 24                 Jan 6         Apr 16      Oct 28
     Apr 13           Jun 14       Dec 25                 Feb 26        May 1       Dec 25
     Apr 16           Aug 15       Dec 26                 Mar 25        Jun 4       Dec 26
     May 1            Oct 26
                                                     Hong Kong
Belgium                                                   Jan 1         Apr 14      Oct 1
     Jan 1            Jun 4        Nov 11                 Jan 24        Apr 16      Oct 2
     Apr 16           Jun 21       Dec 25                 Jan 25        Apr 30      Oct 25
     May 1            Aug 15       Dec 26                 Jan 26        May 1       Dec 25
     May 24           Nov 1                               Apr 5         Jun 25      Dec 26
                                                          Apr 13        Jul 2
Brazil
     Jan 1            Apr 21       Oct 12            Indonesia
     Feb 26           May 1        Nov 2                  Jan 1         May 7       Dec 16
     Feb 27           Jun 14       Nov 15                 Mar 5         May 24      Dec 17
     Apr 13           Sep 7        Dec 25                 Mar 25        Jun 4       Dec 25
                                                          Mar 26        Aug 17
Canada                                                    Apr 13        Oct 15
     Jan 1            Aug 6        Dec 25
     Apr 13           Sep 3        Dec 26            Ireland
     May 21           Oct 8                               Jan 1         May 7       Dec 25
     Jul 2            Nov 12                              Mar 17        Jun 4       Dec 26
                                                          Apr 13        Aug 6
Chile                                                     Apr 16        Oct 29
     Jan 1            Jul 2        Oct 15
     Apr 13           Aug 15       Nov 1             Italy
     May 1            Sep 3        Dec 8                  Jan 1         May 1       Dec 25
     May 21           Sep 18       Dec 25                 Jan 6         Aug 15      Dec 26
     Jun 11           Sep 19                              Apr 16        Nov 1       Dec 31
                                                          Apr 25        Dec 8
Denmark
     Jan 1            May 11       Dec 24            Japan
     Apr 12           May 24       Dec 25                 Jan 1         Apr 30      Sep 24

     Apr 13           Jun 4        Dec 26                 Jan 2         May 3       Oct 8
     Apr 16           Jun 5                               Jan 3         May 4       Nov 3
                                                          Jan 8         May 5       Nov 23
Finland                                                   Feb 12        Jul 20      Dec 24
     Jan 1            May 1        Dec 6                  Mar 20        Sep 15      Dec 31
     Jan 6            May 24       Dec 24
     Apr 13           Jun 22       Dec 25
     Apr 16           Jun 23       Dec 26
Korea                                                South Africa
     Jan 1            Apr 5        Aug 15                 Jan 1         Apr 27      Sep 24
     Jan 23           May 1        Oct 1                  Mar 21        May 1       Dec 16
     Jan 24           May 5        Oct 2                  Apr 13        Jun 16      Dec 25
     Jan 25           Jun 6        Oct 3                  Apr 16        Aug 9       Dec 26
     Mar 1            Jul 17       Dec 25
                                                     Spain
Malaysia                                                  Jan 1         May 1       Dec 6
     Jan 1            Mar 26       Aug 31                 Apr 13        Aug 15      Dec 25
     Jan 24           May 1        Nov 14                 Apr 16        Oct 12
     Jan 25           May 7        Dec 17
     Feb 1            Jun 2        Dec 18            Sweden
     Mar 6            Jun 4        Dec 25                 Jan 1         May 1       Jun 22
                                                          Apr 13        May 24      Dec 25
Mexico                                                    Apr 16        Jun 4       Dec 26
     Jan 1            Apr 13       Sep 16
     Feb 5            May 1        Nov 20            Switzerland
     Mar 21           May 5        Dec 12                 Jan 1         May 1       Dec 24
     Apr 12           Sep 1        Dec 25                 Jan 2         May 24      Dec 25
                                                          Apr 13        Jun 4       Dec 26
Netherlands                                               Apr 16        Aug 1
     Jan 1            Apr 30       Dec 25
     Apr 13           May 24       Dec 26            Taiwan (includes Saturday trading)
     Apr 16           Jun 4                               Jan 1         Jan 25      May 1
                                                          Jan 19        Jan 26      Jun 25
New Zealand                                               Jan 21        Jan 27      Oct 1
     Jan 1            Feb 6        Jun 4                  Jan 22        Jan 28      Oct 10
     Jan 2            Apr 13       Oct 22                 Jan 23        Feb 28
     Jan 22           Apr 16       Dec 25                 Jan 24        Apr 5
     Jan 29           Apr 25       Dec 26
                                                     Thailand
Norway                                                    Jan 1         Apr 16      Aug 13
     Jan 1            May 1        Dec 25                 Jan 2         May 1       Oct 23
     Apr 12           May 17       Dec 26                 Feb 8         May 7       Dec 5
     Apr 13           May 24                              Apr 6         May 8       Dec 10
     Apr 16           Jun 4                               Apr 13        Jul 6       Dec 31

Philippines                                          United Kingdom
     Jan 1            Jun 12       Dec 25                 Jan 1         May 7       Dec 25
     Apr 9            Aug 26       Dec 30                 Apr 13        May 28      Dec 26
     Apr 12           Nov 1        Dec 31                 Apr 16        Aug 27
     Apr 13           Nov 2
     May 1            Nov 30                         United States

                                                          Jan 1         May 28      Nov 12
Portugal                                                  Jan 15        Jul 4       Nov 22
     Jan 1            Jun 10       Dec 8                  Feb 19        Sep 3       Dec 25
     Feb 27           Jun 14       Dec 24                 Apr 13        Oct 8
     Apr 13           Aug 15       Dec 25
     Apr 16           Oct 5        Dec 26            Venezuela
     Apr 25           Nov 1        Dec 31                 Jan 1         Apr 13      Jul 24
     May 1            Dec 1                               Feb 26        Apr 19      Oct 12
                                                          Feb 27        May 1       Dec 25
Singapore                                                 Apr 12        Jul 5
     Jan 1            Apr 13       Nov 14
     Jan 24           May 1        Dec 17
     Jan 25           May 7        Dec 25
     Mar 6            Aug 9

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Each Fund, but in particular the iShares Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100, the iShares S&P International 700, iShares S&P Latin America 40, iShares S&P/TOPIX 150, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Information Technology Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Utilities Sector Index Fund and the iShares MSCI EAFE Index Fund, may be subject to foreign income taxes withheld at source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fourteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and
(ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax,

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Performance and Other Information                                        page 41
and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for each Fund is calculated by Investors Bank and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

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Performance and Other Information                                        page 43

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.

Performance and Other Information

The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

     .   Dow Jones Industrial Average
     .   Consumer Price Index
     .   Standard & Poor's 500 Composite Stock Price Index (S&P 500)
     .   NASDAQ OTC Composite Index
     .   NASDAQ Industrials Index
     .   International Finance Corporation's (Global) Composite and
          (Investable) Composite Indices
     .   Morgan Stanley Capital International Indices
     .   NASDAQ Composite Index
     .   Wilshire 5000 Stock Index

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent accountants of the Trust. They audit the Funds' financial statements and perform other related audit services.

Other Information

Item 23 Exhibits

Exhibit Number      Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                 Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.


(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(e.1) Distribution Agreement between the Trust and Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.


(e.2) Exhibit A to the Distribution Agreement between the Trust and Investments Distribution Company amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)                 Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.


(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust is incorporated herein by reference to exhibit (g.2) Post-Effective Amendment No. 2, filed May 12, 2000.


(g.4) Schedule A to the Securities Lending Agency Agreement as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.


(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.


(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit

                    Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(h.5)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for S&P Funds is incorporated herein by reference to exhibit (h.3.i) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Dow Jones Funds is incorporated herein by reference to exhibit (h.3.ii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Russell Funds is incorporated herein by reference to exhibit (h.3.iii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.9)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.10)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares NASDAQ Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.11)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment

(i) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective No. 13, filed July 31, 2001.

(j.1)               Not applicable

(j.2) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(k)            Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)            Not applicable

(n)            Not applicable

(o)            Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.


(p.iii) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27,
               2001.


Item 24 Persons Controlled By or Under Common Control with Registrant

None


Item 25 Indemnification

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)   Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position       Principal Business(es) During the last Two Fiscal Years

Patricia Dunn           Director of BGFA and Chairman and Director of BGI
Director                45 Fremont Street, San Francisco, CA 94105

Garrett F. Bouton       Chairman of the Board of Directors of BGFA and Chief
Chairman                Operating Officer and Director of BGI 45 Fremont Street,
                        San Francisco, CA 94105

Alison Davis            Officer of BGFA and Chief Financial Officer of BGI
Officer                 45 Fremont Street, San Francisco, CA 94105

Andrea M. Zulberti      Director of BGFA and Chief Administrative Officer of BGI
Director                45 Fremont Street, San Francisco, CA 94105

Item 27 Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                            July 15, 1982
     SEI Liquid Asset Trust                            November 29, 1982
     SEI Tax Exempt Trust                              December 3, 1982
     SEI Index Funds                                   July 10, 1985
     SEI Institutional Managed Trust                   January 22, 1987
     SEI Institutional International Trust             August 30, 1988
     The Advisors' Inner Circle Fund                   November 14, 1991
     The Pillar Funds                                  February 28, 1992
     CUFUND                                            May 1, 1992
     STI Classic Funds                                 May 29, 1992
     First American Funds, Inc.                        November 1, 1992
     First American Investment Funds, Inc.             November 1, 1992
     The Arbor Fund                                    January 28, 1993
     The PBHG Funds, Inc.                              July 16, 1993
     The Achievement Funds Trust                       December 27, 1994
     Bishop Street Funds                               January 27, 1995
     STI Classic Variable Trust                        August 18, 1995

     ARK Funds                                         November 1, 1995
     Huntington Funds                                  January 11, 1996
     SEI Asset Allocation Trust                        April 1, 1996
     TIP Funds                                         April 28, 1996
     SEI Institutional Investments Trust               June 14, 1996
     First American Strategy Funds, Inc.               October 1, 1996
     HighMark Funds                                    February 15, 1997
     Armada Funds                                      March 8, 1997
     PBHG Insurance Series Fund, Inc.                  April 1, 1997
     The Expedition Funds                              June 9, 1997
     Alpha Select Funds                                January 1, 1998
     Oak Associates Funds                              February 27, 1998
     The Nevis Fund, Inc.                              June 29, 1998
     CNI Charter Funds                                 April 1, 1999
     The Armada Advantage Fund                         May 1, 1999
     Amerindo Funds Inc.                               July 13, 1999
     Huntington VA Funds                               October 15, 1999
     Friends Ivory Funds                               December 16, 1999
     SEI Insurance Products Trust                      March 29, 2000
     Pitcairn Funds                                    August 1, 2000
     First Omaha Funds, Inc.                           October 1, 2000
     JohnsonFamily Funds, Inc.                         November 1, 2000
     The MDL Funds                                     January 24, 2001

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                  Positions and Offices
Name                       with Underwriter                                     with Registrant
----                       ---------------                                      ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors               --
Richard B. Lieb            Director, Executive Vice President                         --
Carmen V. Romeo            Director                                                   --
Mark J. Held               President & Chief Operating Officer                        --
Dennis J. McGonigle        Executive Vice President                                   --
Robert M. Silvestri        Chief Financial Officer & Treasurer                        --
Todd Cipperman             Senior Vice President & General Counsel                    --
Leo J. Dolan, Jr.          Senior Vice President                                      --
Carl A. Guarino            Senior Vice President                                      --
Jack May                   Senior Vice President                                      --

Hartland J. McKeown        Senior Vice President                                      --
Kevin P. Robins            Senior Vice President                                      --
Patrick K. Walsh           Senior Vice President                                      --
Wayne M. Withrow           Senior Vice President                                      --
Robert Aller               Vice President                                             --
John D. Anderson           Vice President & Managing Director                         --
Timothy D. Barto           Vice President & Assistant Secretary                       --
Robert Crudup              Vice President & Managing Director                         --
Richard A. Deak            Vice President & Assistant Secretary
Scott W. Dellorfano        Vice President & Managing Director                         --
Barbara Doyne              Vice President                                             --
Jeff Drennen               Vice President                                             --
Scott C. Fanatico          Vice President & Managing Director                         --
James R. Foggo             Vice President & Assistant Secretary
William E. Zitelli, Jr.    Vice President & Assistant Secretary
Vic Galef                  Vice President & Managing Director                         --
Steven A. Gardner          Vice President & Managing Director                         --
Lydia A. Gavalis           Vice President & Assistant Secretary                       --
Greg Gettinger             Vice President & Assistant Secretary                       --
Kathy Heilig               Vice President                                             --
Jeff Jacobs                Vice President                                             --
Samuel King                Vice President                                             --
John Kirk                  Vice President & Managing Director                         --
Kim Kirk                   Vice President & Managing Director                         --
John Krzeminski            Vice President & Managing Director                         --
Paul Lonergan              Vice President & Managing Director                         --
Ellen Marquis              Vice President                                             --
Christine M. McCullough    Vice President & Assistant Secretary                       --
Carolyn McLaurin           Vice President & Managing Director                         --
Mark Nagle                 Vice President                                             --
Joanne Nelson              Vice President                                             --
Cynthia M. Parrish         Vice President & Secretary                                 --
Rob Redican                Vice President                                             --
Maria Rinehart             Vice President                                             --
Steve Smith                Vice President                                             --
Daniel Spaventa            Vice President                                             --
Kathryn L. Stanton         Vice President                                             --
Lori L. White              Vice President & Assistant Secretary                       --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                       --

Item 28  Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29 Management Services.

Not applicable.


Item 30 Undertaking

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 22nd day of August, 2001.




                                       By:

                                           ------------------------------------

                                           Nathan Most*

                                           President and Treasurer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



                                       By:

                                           ------------------------------------

                                           Nathan Most*

                                           Trustee, President and Treasurer

                                           Date: August 22, 2001



                                           ______________________________
                                           Richard K. Lyons*
                                           Trustee


                                           ______________________________
                                           George G. C. Parker*
                                           Trustee


                                      *By: /s/ W. John McGuire
                                           ------------------------------------
                                           W. John McGuire
                                           Attorney in fact

                                           Date: August 22, 2001

Exhibit Number  Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)             Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(e.1) Distribution Agreement between the Trust and Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and Investments Distribution Company amended as of August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)             Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of August 15, 2001 for iShares Lehman

                Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust is incorporated herein by reference to exhibit (g.2) Post-Effective Amendment No. 2, filed May 12, 2000.

(g.4) Schedule A to the Securities Lending Agency Agreement as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.


(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended August 15, 2001 for iShares Lehman Brothers 1-3 Year Treasury Index Fund, iShares Lehman Brothers 7-10 Year Treasury Index Fund, iShares Lehman Brothers 20+ Year Treasury Index Fund, iShares Lehman Brothers Government/Credit Bond Index Fund, iShares Lehman Brothers Treasury Index Fund is filed herewith.

(h.5) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds is incorporated herein by reference to exhibit (h.3.i) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Dow Jones Funds is incorporated herein by reference to exhibit (h.3.ii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Russell Funds is incorporated herein by reference to exhibit (h.3.iii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.9) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.10) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares NASDAQ Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.11) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment

(i) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective No. 13, filed July 31, 2001.

(j.1)           Not applicable

(j.2) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(k)             Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)             Not applicable

(n)             Not applicable

(o)             Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.iii) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27,
                2001.